INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2021
Income Taxes [Abstract]
Schedule of provision for income taxes
	Year ended December 31, 2021	Year ended December 31, 2020
Current
Federal	$-	$-
State	-	-
Foreign	-	-
	$-	$-

Deferred
Federal	$-	$-
State	-	-
Foreign	-	-
	$-	$-

Schedule of statutory income tax
	Year ended December 31, 2021	Year ended December 31, 2020
Continuing operations
Tax expense at the federal statutory rate	$(3,043,932)	$(1,143,354)
State tax expense, net of federal tax effect	(409.279)	(79,743)
Permanent differences	1,813,210	453,667
Prior year net operating loss true up	(43,413)	487,927
Temporary timing differences	-	-
	(1,683,414)	(281,503)
Deferred income tax asset valuation allowance	1,683,414	281,503
	$-	$-

Schedule of deferred income tax assets
	December 31, 2021	December 31, 2020
Other	$241,491	$246,069
Net operating losses	5,284,205	3,999,612
Stock based compensation	403,399	-
Valuation allowance	(5,929,095)	(4,245,681)
Net deferred income tax assets	$-	$-